Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Schedule Of Dividends Paid

DIVIDENDS	2011	2010	2009

Cash dividend paid per share	$1.73	$0.65	$0.21
Cash dividend declared per share	$1.78	$1.05	$—

Other Comprehensive (Loss) Income

OTHER COMPREHENSIVE (LOSS) INCOME / ENDING BALANCE1)	2011	2010	2009

Cumulative translation adjustments	$38.4	$81.0	$110.6
Net gain/loss of cash flow hedge derivatives	—	0.0	(0.2)
Net pension liability	(80.7)	(44.6)	(36.1)

Total (ending balance)	$(42.3)	$36.4	$74.3

Deferred taxes on cash flow hedge derivatives	$—	$0.0	$0.0
Deferred taxes on the pension liability	$45.5	$25.0	$20.8

1)	The components of Other Comprehensive (Loss) Income are net of any related income tax effects.